Commitments and Contingencies	12 Months Ended
Dec. 31, 2016
Notes
Commitments and Contingencies

NOTE 9 – Commitments and Contingencies

Operating Leases – The Company leases office and laboratory space under operating leases. Expense relating to these operating leases was $56,025 and $49,637 for the years ended December 31, 2016 and 2015, respectively. The future minimum lease payments required under non-cancellable operating leases at December 31, 2016 was $40,275. The future minimum lease payments are due during the year 2017.